Debt (Details Narrative) (Sound Concepts Inc.) - USD ($)	Feb. 17, 2018	Dec. 27, 2016	Feb. 28, 2014	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable					$ 125,000
Sound Concepts, Inc. [Member] | Zions National First Bank (ZB, N.A.) [Member]
Line of credit, outstanding				$ 78,000	280,000
Sound Concepts, Inc. [Member] | Zions National First Bank (ZB, N.A.) [Member] | Financing Agreement [Member]
Line of credit, maximum borrowing capacity		$ 500,000
Line of credit, description		The line of credit is secured by the Company’s assets, bears average interest rate of 5% per annum, matures every anniversary but is automatically renewed for one year, until terminated by the parties.
Line of credit, interest rate		5.00%
Line of credit, maturity date		Dec. 27, 2018
Sound Concepts, Inc. [Member] | Ford Motor Credit [Member] | Promissory Notes [Member]
Notes payable			$ 80,000
Debt instrument, term			4 years
Debt instruments maturity date			Feb. 28, 2018
Debt instrument, average percentage			5.00%
Debt instrument, outstanding					$ 6,000	$ 26,000
Debt instrument, payment description			As of November 30, 2018, the note was fully paid.
Sound Concepts, Inc. [Member] | Ally Auto [Member] | Promissory Notes [Member]
Notes payable	$ 36,000
Debt instrument, term	75 months
Debt instruments maturity date	Jun. 30, 2024
Debt instrument, average percentage	5.50%
Debt instrument, outstanding				$ 34,000
Debt instrument, frequency of paymrnt	monthly payments
Debt instrument principal and interest amount	$ 400